Share based compensation (Details 4) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Share-based compensation expenses	$ 111,524	$ 403,393	$ 169,267	$ 3,609,928
Warrants Issued For Services Member
Statement [Line Items]
Share-based compensation expenses	0	337,401	0	1,231,980
Stock Options Member
Statement [Line Items]
Share-based compensation expenses	111,524	65,992	169,267	1,919,695
Performance Share [Member]
Statement [Line Items]
Share-based compensation expenses	$ 0	$ 0	$ 0	$ 458,253